Trade and Other Receivables	12 Months Ended
Sep. 30, 2024
Trade and other receivables [abstract]
Trade and Other Receivables
12.
TRADE AND OTHER RECEIVABLES

Current
	September 30, 2024	September 30, 2023
Trade receivables	107,381	91,694
Other receivables	8,845	2,833
	116,226	94,527
Less: expected credit loss	(1,924)	(2,763)
Trade and other receivables	114,302	91,764

The Company’s allowance for expected credit losses was €1.9 million and €2.8 million as of September 30, 2024 and 2023, respectively, and the changes in allowance for charges and settlements during those periods were immaterial.